Employee Savings and Pension Plan - Summary of Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Projected benefit obligation	$ 92,465	$ 80,435	$ 91,356
Accumulated benefit obligation	89,637	76,676
Fair value of plan assets	$ 94,550	$ 84,894	$ 88,794